                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Permit Capital, LLC
Address:     One Tower Bridge
             100 Front Street, Suite 900
             West Conshohocken, PA  19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

    /s/ Paul A. Frick        West Conshohocken, PA              5/15/13
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         No.         Form 13F File Number         Name
         ---         --------------------         ----
         1           28-2635                      Gardner Russo & Gardner
         2           28-1646                      SASCO Capital, Inc.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:        $132,637
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number         Name
         ---         ---------------------------  ----
         3           28-11063                     Permit Capital GP, L.P.

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
                  TITLE OF              VALUE   SHRS OR SHR/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER     CLASS      CUSIP   (x$1,000) PRN AMT PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------   ---------- --------- --------- ------- ---- ---- ---------- -------- ---- ------ ----
CITIGROUP INC     COM NEW   172967424   4,394    99,317  SH         OTHER       3      X
DELL INC            COM     24702R101   3,188   222,459  SH         OTHER       3      X
GAMESTOP CORP     CLASS A
                    NEW     36467W109   3,774   134,915  SH         OTHER       3      X
GOLDMAN SACHS
  GROUP INC         COM     38141G104   2,499    16,980  SH         OTHER       3      X
GOOGLE INC        CLASS A   38259P508   3,300     4,155  SH         OTHER       3      X
INTERDIGITAL INC    COM     45867G101   3,169    66,200  SH         OTHER       3      X
JOHNSON &
  JOHNSON           COM     478160104   2,536    31,100  SH         OTHER       3      X
LIBERTY
  INTERACTIVE     LBT VENT
  CORP             COM A    53071M880   2,423    32,057  SH         OTHER       3      X
LIBERTY MEDIA     INT COM
  HLDG CORP        SER A    53071M104   3,935   184,123  SH         OTHER       3      X
MCKESSON CORP       COM     58155Q103   3,865    35,800  SH         OTHER       3      X
MICROSOFT CORP      COM     594918104   3,990   139,500  SH         OTHER       3      X
NEWCASTLE
  INVESTMENT
  CORP              COM     65105M108   1,147   102,715  SH         OTHER       3      X
NOBLE CORP       NAMEN-AKT  H5833N103   1,993    52,250  SH         OTHER       3      X
ORACLE CORP         COM     68389X105   2,370    73,300  SH         OTHER       3      X
PHILIP MORRIS
  INTL INC          COM     718172109     751     8,100  SH         OTHER       3      X
SBA
  COMMUNICATIONS
  CORP              COM     78388J106  68,475   951,047  SH         OTHER       3      X
SPRINT NEXTEL
  CORP           COM SER 1  852061100   3,013   485,111  SH         OTHER       3      X
VODAFONE GROUP   SPONS ADR
  PLC               NEW     92857W209   1,825    64,275  SH         OTHER       3      X
WILLIAMS COS
  INC DEL           COM     969457100   1,498    40,000  SH         OTHER       3      X
ALTRIA GROUP INC    COM     02209S103     558    16,225  SH         OTHER      1,3     X
ANHEUSER BUSH
  INBEV SA/NV       ADR     03524A108     772     7,750  SH         OTHER      1,3     X

BERKSHIRE
  HATHAWAY INC
  DEL               CL A    084670108   1,719        11  SH         OTHER      1,3     X
BERKSHIRE
  HATHAWAY INC
  DEL             CL B NEW  084670702      78       750  SH         OTHER      1,3     X
BROWN FORMAN
  CORP              CL A    115637100     469     6,375  SH         OTHER      1,3     X
COMCAST CORP NEW  CL A SPL  20030N200     337     8,500  SH         OTHER      1,3     X
MARTIN MARIETTA
  MATLS INC         COM     573284106     334     3,275  SH         OTHER      1,3     X
MASTERCARD INC    CLASS A   57636Q104     905     1,672  SH         OTHER      1,3     X
PHILIP MORRIS
  INTL INC          COM     718172109   1,495    16,125  SH         OTHER      1,3     X
SCRIPPS
  NETWORKS
  INTERACTIVE     CL A COM  811065101     193     3,000  SH         OTHER      1,3     X
UNILEVER NV      NY SHS NEW 904784709     666    16,250  SH         OTHER      1,3     X
WASHINGTON POST
  CO                CL B    939640108     134       300  SH         OTHER      1,3     X
WELLS FARGO &
  CO NEW            COM     949746101     843    22,800  SH         OTHER      1,3     X
AVERY DENNISON
  CORP              COM     053611109       3        80  SH         OTHER      2,3     X
AVON PRODUCTS
  INC               COM     054303102      78     3,740  SH         OTHER      2,3     X

BALL CORP           COM      58498106     216     4,550  SH         OTHER      2,3     X
BEAM INC            COM      73730103     213     3,350  SH         OTHER      2,3     X
BIG LOTS INC        COM      89302103     195     5,530  SH         OTHER      2,3     X
CON-WAY INC         COM     205944101      99     2,800  SH         OTHER      2,3     X
CONSOL ENERGY       COM     20854P109     158     4,700  SH         OTHER      2,3     X
CROWN HOLDINGS
  INC               COM     228368106     263     6,320  SH         OTHER      2,3     X
DEVON ENERGY        COM     25179M103     186     3,300  SH         OTHER      2,3     X
DOMINION
  RESOURCES         COM     25746U109     335     5,750  SH         OTHER      2,3     X
DOW CHEMICAL CO     COM     260543103     214     6,730  SH         OTHER      2,3     X
FMC CORP          COM NEW   302491303      74     1,300  SH         OTHER      2,3     X
FORTUNE BRANDS
  HOME & SEC        COM     34964C106     140     3,740  SH         OTHER      2,3     X
INTERNATIONAL
  PAPER             COM     460146103     259     5,560  SH         OTHER      2,3     X
KINDER MORGAN       COM     49456B101     151     3,894  SH         OTHER      2,3     X
MASCO CORP          COM     574599106     140     6,910  SH         OTHER      2,3     X
NABORS
  INDUSTRIES        SHS     G6359F103     232    14,330  SH         OTHER      2,3     X
ONEOK INC           COM     682680103     244     5,110  SH         OTHER      2,3     X
OWENS CORNING
  NEW               COM     690742101     115     2,910  SH         OTHER      2,3     X
OWENS ILLINOIS    COM NEW   690768403     252     9,450  SH         OTHER      2,3     X
PACKAGING CORP
  OF AMERICA        COM     695156109     136     3,030  SH         OTHER      2,3     X
PENNY J.C.          COM     708160106     110     7,300  SH         OTHER      2,3     X
RAYTHEON          COM NEW   755111507     235     4,000  SH         OTHER      2,3     X
REPUBLIC
  SERVICES INC.     COM     760759100     284     8,620  SH         OTHER      2,3     X
ROWAN COMPANIES
  PLC             SHS CL A  G7665A101     193     5,470  SH         OTHER      2,3     X
SAFEWAY INC       COM NEW   786514208     374    14,200  SH         OTHER      2,3     X
SEALED AIR CORP     COM     81211K100     194     8,030  SH         OTHER      2,3     X
TJX COMPANIES       COM     872540109     112     2,400  SH         OTHER      2,3     X
USG CORP          COM NEW   903293405      93     3,500  SH         OTHER      2,3     X
WASTE MANAGEMENT    COM     94106L109     145     3,700  SH         OTHER      2,3     X
WEYERHAEUSER CO     COM     962166104     126     4,000  SH         OTHER      2,3     X
WILLIAMS COS        COM     969457100     228     6,090  SH         OTHER      2,3     X
XYLEM INC           COM     98419M100     192     6,950  SH         OTHER      2,3     X